Revenue from contract with customers - Contract assets and contract liabilities with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract assets	$ 518	$ 526
Contract liabilities	1,861	1,754
Revenue that was included in contract liability balance at beginning of period	$ 1,754	$ 2,520